Share Capital	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Share Capital

14. SHARE CAPITAL

a)  Authorized

Unlimited number of common shares.

6,350.9 special preferred, redeemable, retractable, non-voting shares.

An unlimited number of preferred shares, issuable in series.

b)   Issued and Outstanding

The issued and outstanding common shares of Quarterhill, along with options and DSUs convertible into common shares, are as follows:

	December 31,	December 31,
As at	2018	2017
Common shares	118,817,466	118,658,249
Stock options	6,840,475	5,339,559
Deferred stock units (DSUs)	-	228,433
	125,657,941	124,226,241

As at December 31, 2018, no preferred shares or special preferred shares were issued or outstanding (2017 – nil).

c)   Common Shares

	Number	Amount
December 31, 2016	118,572,181	$419,485

Issued as purchase consideration in VIZIYA acquisition	405,268	662
Issued on sale of shares under Employee Share Purchase Plan	60,500	68
Repurchased under normal course issuer bid	(379,700)	(1,342)
December 31, 2017	118,658,249	$418,873

December 31, 2017	118,658,249	$418,873

Issued on sale of shares under Employee Share Purchase Plan	22,000	27
Conversion of deferred stock units to common shares	137,217	211
December 31, 2018	118,817,466	$419,111

The Company paid quarterly cash dividends as follows:

	2018				2017
		Per Share		Total		Per Share		Total
1st Quarter	CDN	$0.0125	US	$1,171	CDN	$0.0125	US	$1,129
2nd Quarter		0.0125		1,155		0.0125		1,105
3rd Quarter		0.0125		1,144		0.0125		1,154
4th Quarter		0.0125		1,135		0.0125		1,175
	CDN	$0.0500	US	$4,605	CDN	$0.0500	US	$4,563

The Company declared quarterly dividends as follows:

	2018		2017
1st Quarter	CDN	$0.0125	CDN	$0.0125
2nd Quarter	CDN	$0.0125	CDN	$0.0125
3rd Quarter	CDN	$0.0125	CDN	$0.0125
4th Quarter	CDN	$0.0125	CDN	$0.0125

On February 10, 2017, the Company received regulatory approval to make a normal course issuer bid (the “2017 NCIB”) through the facilities of the TSX. Under the 2017 NCIB, the Company is permitted to purchase up to 4,000,000 common shares. The NCIB commenced on February 13, 2017 and was completed on February 12, 2018. The Company repurchased 379,700 common shares under the 2017 NCIB during the year ended December 31, 2017, for a total cost of $552. No shares were repurchased during the year ended December 31, 2018.

The Company records share repurchases as a reduction to shareholders’ equity. A portion of the purchase price of the repurchased shares is recorded as a decrease to additional paid-in capital when the price of the shares repurchased exceeds the average original price per share received from the issuance of common shares or an increase to additional paid-in capital when the prices of the shares repurchased is less than the average original price per share received from the issuance of common shares. During the year ended December 31, 2017, the cumulative price of the shares repurchased was less than the proceeds received from the issuance of the same number of shares. For the year ended December 31, 2017, $790 was recorded as an increase to additional paid-in capital.

d)  Stock-Based Compensation

At the annual and special meeting of shareholders held on April 18, 2018, Quarterhill’s shareholders approved the adoption of the Company’s 2018 Equity Incentive Plan (the “Equity Incentive Plan”) and the related terminations of the Company’s “2001 Share Option Plan” (the “Option Plan”) and “Deferred Stock Unit Plan for Directors and Designated Employees” (the “DSU Plan”).

As at December 31, 2018, the Company had options to purchase up to 6,840,475 Common Shares outstanding. Upon adoption of the Equity Incentive Plan, all options outstanding under the Option Plan are now governed by the Equity Incentive Plan. All deferred stock units outstanding under the DSU Plan were exercised for Common Shares on April 18, 2018 so no deferred stock units remain outstanding.

Quarterhill maintains the newly adopted Equity Incentive Plan (replacing the Option Plan and the DSU Plan) and a Restricted Share Unit (“RSU”) Plan for its directors, employees and consultants. The current RSU Plan calls for settlement only in cash.

During the year ended December 31, 2018, the Company granted options to purchase 3,854,626 Common Shares at exercise prices ranging from CDN$2.02 to CDN$2.38 with weighted average fair value of CDN$0.81.  The Company used the Black-Scholes model for estimating the fair value of options granted with the following weighted average assumptions for the options granted in 2018.

2018
Risk free rate	2.24%
Volatility	48%
Expected option life (in years)	6
Forfeiture rate	18.13%

During the year ended December 31, 2017, the Company granted two sets of performance-based options with grant date at fair value of CDN$1.106 and CDN$1.0175, respectively. These performance-based options will vest, if at all, over a three year period. Each tranche of options will vest if at any time after the first, second and third years, certain specified share price targets are achieved for a period of at least 30 consecutive days.

The Company estimates the fair value of the performance based options using a Monte Carlo simulation model. The following assumptions were used during the year ended December 31, 2017:

		May Grant	June Grant
Number of options granted		1,299,072	650,000
Stock price	CDN	$2.16	$1.89
Implied volatility		55%	60%
Risk free rate		1.43%	1.40%

	Options Outstanding				Exercisable Options
	Number of Options	Price Range (CDN)		Weighted Average Exercise Price (CDN)	Number	Weighted Average Exercise Price (CDN)
December 31, 2016	5,985,454	$2.84	$5.66	$4.78	5,617,312	$4.89

Granted	1,949,072	1.89	2.16	2.07
Forfeited	(108,967)	3.39	5.34	4.26
Expired	(2,486,000)	5.34	5.66	5.48
December 31, 2017	5,339,559	$1.89	$5.05	$3.48	3,219,503	$4.36

Granted	3,854,626	2.02	2.38	2.26
Forfeited	(1,063,334)	1.89	2.16	2.10
Expired	(1,290,376)	1.89	5.05	4.75
December 31, 2018	6,840,475	$1.89	$4.37	$2.77	2,231,285	$3.85

The weighted average fair value per option granted during the year ended December 31, 2018 was CDN$0.81 (2017 – $ 1.08)

The intrinsic value of the exercisable options was $nil as at December 31, 2018 (2017 –$nil).

The total fair value of options vested was CDN$150 for the year ended December 31, 2018 (2017 – CDN$150).

As at December 31, 2018, there was CDN$1.9 million of total unrecognized stock-based compensation cost, net of expected forfeitures, related to unvested stock-based compensation arrangements granted under the stock option plan. This cost is expected to be recognized over a weighted average period of 2.1 years.

Details of the outstanding options at December 31, 2018 are as follows:

Range of Exercise Prices (CDN)		Outstanding Options at December 31, 2018	Remaining Term of Options in Years	Weighted Average Exercise Price (CDN)	Exercisable Options at December 31, 2018	Weighted Average Exercise Price (CDN)
$1.89	$1.99	300,000	4.42	$1.89	100,000	$1.89
2.00	2.99	4,570,175	5.05	2.28	164,318	2.84
3.00	3.99	707,000	0.84	3.43	703,667	3.43
4.00	4.37	1,263,300	0.21	5.05	1,263,300	4.36
$1.89	$4.37	6,840,475	2.79	$2.77	2,231,285	$3.85

Stock-based compensation expense for the year ended December 31, 2018 was $468 (2017 - $663). The following provides a summary of the stock-based compensation expense for the years ended December 31, 2018 and 2017:

	2018	2017
Cost of revenues	$-	$37
Selling, general and administrative expenses	468	626
	$468	$663

e)  Deferred Stock Units

The Company had a Deferred Stock Unit (“DSU”) which has now been assumed under the Equity Incentive Plan. All previously issued DSU’s were settled during the year ended December 31, 2018.

Number
December 31, 2016	197,367

Issued in lieu of quarterly Directors’ fees	26,072
Issued in lieu of dividends paid	4,994
December 31, 2017	228,433

Issued in lieu of dividends paid	2,780
Settled for cash	(93,996)
Settled for common shares	(137,217)
December 31, 2018	-

The liability recorded in respect of the outstanding DSUs was $Nil as at December 31, 2018 (2017 - $422).

f)  Restricted Share Units

The Company implemented a Restricted Share Unit (“RSU”) plan for certain employees and directors in January 2007. Under the RSU plan, units are settled in cash based on the market value of Quarterhill’s common shares on the dates when the RSUs vest. The accrued liability and related expense for the RSUs are adjusted to reflect the market value of the common shares at each balance sheet date. The liability recorded in respect of the vested RSUs was $824 as at December 31, 2018 (2017 - $2,105). The change in the liability is recorded as compensation expense.

RSU activity for the years ended December 31, 2018 and 2017 was as follows:

Number
December 31, 2016	2,712,420

Granted	3,826,851
Settled	(2,475,623)
Forfeited	(128,599)
December 31, 2017	3,935,049

Granted	1,977,335
Settled	(3,024,277)
Forfeited	(619,764)
December 31, 2018	2,268,343

During the year ended December 31, 2018, 619,764 RSUs (2017 – 128,599) were forfeited as they related to former employees.

g)   Per Share Amounts

The weighted average number of common shares outstanding used in the basic and diluted earnings per share computation was:

	December 31,	December 31,
As at	2018	2017
Basic weighted average common shares outstanding	118,768,728	118,607,569
Effect of stock options	-	8,114
Diluted weighted average common shares outstanding	118,768,728	118,615,683

For the year ended December 31, 2018, the effect of stock options totaling 6,840,475 were anti-dilutive (2017 – 5,331,445).